Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000098128 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	14.50%
C000098128 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	9.10%
C000098128 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	7.30%
C000098128 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	6.90%
C000098128 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	6.70%
C000098128 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	4.40%
C000098128 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	4.20%
C000098128 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.70%
C000098128 | FR_697435105
Holdings [Line Items]
Percent of Total Investments	3.30%
C000098128 | FR_G7997R103
Holdings [Line Items]
Percent of Total Investments	2.60%
C000098128 | Seagate Technology Holdings PLC
Holdings [Line Items]
Percent of Total Investments	62.70%
C000098128 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000098128 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.60%
C000098128 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	4.30%
C000098128 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.50%
C000098128 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.90%
C000098128 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.30%
C000098128 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	15.20%
C000098128 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	55.00%
C000098129 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	14.50%
C000098129 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	9.10%
C000098129 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	7.30%
C000098129 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	6.90%
C000098129 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	6.70%
C000098129 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	4.40%
C000098129 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	4.20%
C000098129 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.70%
C000098129 | FR_697435105
Holdings [Line Items]
Percent of Total Investments	3.30%
C000098129 | FR_G7997R103
Holdings [Line Items]
Percent of Total Investments	2.60%
C000098129 | Seagate Technology Holdings PLC
Holdings [Line Items]
Percent of Total Investments	62.70%
C000098129 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000098129 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.60%
C000098129 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	4.30%
C000098129 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.50%
C000098129 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.90%
C000098129 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.30%
C000098129 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	15.20%
C000098129 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	55.00%
C000098130 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	14.50%
C000098130 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	9.10%
C000098130 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	7.30%
C000098130 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	6.90%
C000098130 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	6.70%
C000098130 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	4.40%
C000098130 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	4.20%
C000098130 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.70%
C000098130 | FR_697435105
Holdings [Line Items]
Percent of Total Investments	3.30%
C000098130 | FR_G7997R103
Holdings [Line Items]
Percent of Total Investments	2.60%
C000098130 | Seagate Technology Holdings PLC
Holdings [Line Items]
Percent of Total Investments	62.70%
C000098130 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000098130 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.60%
C000098130 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	4.30%
C000098130 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.50%
C000098130 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.90%
C000098130 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.30%
C000098130 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	15.20%
C000098130 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	55.00%
C000098131 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	3.50%
C000098131 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	8.20%
C000098131 | FR_17275R102
Holdings [Line Items]
Percent of Total Investments	4.30%
C000098131 | FR_060505104
Holdings [Line Items]
Percent of Total Investments	3.90%
C000098131 | FR_110122108
Holdings [Line Items]
Percent of Total Investments	3.80%
C000098131 | FR_58933Y105
Holdings [Line Items]
Percent of Total Investments	3.70%
C000098131 | FR_79466L302
Holdings [Line Items]
Percent of Total Investments	3.60%
C000098131 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	3.40%
C000098131 | FR_759351604
Holdings [Line Items]
Percent of Total Investments	3.40%
C000098131 | FR_458140100
Holdings [Line Items]
Percent of Total Investments	3.20%
C000098131 | Intel Corp.
Holdings [Line Items]
Percent of Total Investments	41.00%
C000098131 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.20%
C000098131 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.60%
C000098131 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	17.70%
C000098131 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	11.00%
C000098131 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	13.90%
C000098131 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.50%
C000098131 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.00%
C000098131 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	15.50%
C000098131 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.20%
C000098131 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000098131 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000098131 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	7.10%
C000098132 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	3.50%
C000098132 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	8.20%
C000098132 | FR_17275R102
Holdings [Line Items]
Percent of Total Investments	4.30%
C000098132 | FR_060505104
Holdings [Line Items]
Percent of Total Investments	3.90%
C000098132 | FR_110122108
Holdings [Line Items]
Percent of Total Investments	3.80%
C000098132 | FR_58933Y105
Holdings [Line Items]
Percent of Total Investments	3.70%
C000098132 | FR_79466L302
Holdings [Line Items]
Percent of Total Investments	3.60%
C000098132 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	3.40%
C000098132 | FR_759351604
Holdings [Line Items]
Percent of Total Investments	3.40%
C000098132 | FR_458140100
Holdings [Line Items]
Percent of Total Investments	3.20%
C000098132 | Intel Corp.
Holdings [Line Items]
Percent of Total Investments	41.00%
C000098132 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.20%
C000098132 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.60%
C000098132 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	17.70%
C000098132 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	11.00%
C000098132 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	13.90%
C000098132 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.50%
C000098132 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.00%
C000098132 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	15.50%
C000098132 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.20%
C000098132 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000098132 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000098132 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	7.10%
C000098133 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	3.50%
C000098133 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	8.20%
C000098133 | FR_17275R102
Holdings [Line Items]
Percent of Total Investments	4.30%
C000098133 | FR_060505104
Holdings [Line Items]
Percent of Total Investments	3.90%
C000098133 | FR_110122108
Holdings [Line Items]
Percent of Total Investments	3.80%
C000098133 | FR_58933Y105
Holdings [Line Items]
Percent of Total Investments	3.70%
C000098133 | FR_79466L302
Holdings [Line Items]
Percent of Total Investments	3.60%
C000098133 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	3.40%
C000098133 | FR_759351604
Holdings [Line Items]
Percent of Total Investments	3.40%
C000098133 | FR_458140100
Holdings [Line Items]
Percent of Total Investments	3.20%
C000098133 | Intel Corp.
Holdings [Line Items]
Percent of Total Investments	41.00%
C000098133 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.20%
C000098133 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.60%
C000098133 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	17.70%
C000098133 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	11.00%
C000098133 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	13.90%
C000098133 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.50%
C000098133 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.00%
C000098133 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	15.50%
C000098133 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.20%
C000098133 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000098133 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000098133 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	7.10%